Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Composition:
	As of December 31,
	2023	2022
Cash in new Israeli shekels	505	11,566
Cash in foreign currency	16,607	7,674
	17,112	19,240